Statements of Operations	6 Months Ended
Jun. 30, 2018
Income Statement Related Disclosures [Abstract]
Statements of Operations
Note 6 - Statements of Operations

A.	Selling, general and administrative expenses

	Six months ended June 30,
	2018	2017
	U.S. Dollars (in thousands)
Selling (1)	9,379	6,722
General and administrative	3,285	4,437

	12,664	11,159

(1) Including shipping and handling costs	504	271

B.          Financial income (expenses), net

	Six months ended June 30,
	2018	2017
	U.S. Dollars (in thousands)
Interest income	220	15
Other, net (*)	216	(224)

	436	(209)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $261, and $(150) in 2018 and 2017, respectively.